Advances to Suppliers, Net (Tables)	12 Months Ended
Jun. 30, 2024
Advances To Suppliers, Net [Abstract]
Schedule of Advances to Suppliers, Net	Advances to suppliers, net consisted of the following:
	As of June 30,
	2024	2023
	US$	US$
Advances for products and services	$1,246,130	$1,030,020
Less: allowance for expected credit losses	(254,612)	(113,202)
Advances to suppliers, net	$991,518	$916,818

Schedule of Movement of the Allowance for Expected Credit Losses	The movement of the allowance for expected credit losses is as follows:
	For the Years Ended June 30,
	2024	2023	2022
	US$	US$	US$
Balance at beginning of the year	$(113,202)	$(123,588)	$(38,747)
Current year addition	(139,938)	-	(86,293)
Reversal of bad debt allowance	-	1,588	-
Foreign exchange difference	(1,572)	8,798	1,452
Balance at end of the year	$(254,612)	$(113,202)	$(123,588)